Cash Flow Information - Summary of Non-cash Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Payments for property, plant and equipment
Purchase of property, plant and equipment	$ 75,800,574	$ 2,466,664	$ 74,417,541	$ 59,024,201
Increase (decrease) in other non-current assets	(5,480)	(178)	1,184,927	78,291
Decrease (increase) in other payables	(3,096,926)	(100,779)	(4,671,228)	3,029,162
Capitalized borrowing costs	(58,263)	(1,896)	(25,581)	(54,208)
Payments for property, plant and equipment	72,639,905	2,363,811	70,905,659	62,077,446
Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	612,213	19,922	1,128,850	5,184,925
Decrease (increase) in other non-current assets	134,760	4,385	(134,760)
Decrease (increase) in other receivables	2,784	91	610,912	(735,812)
Proceeds from disposal of property, plant and equipment	$ 749,757	$ 24,398	$ 1,605,002	$ 4,449,113